UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds

(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
Friedman, Billings, Ramsey Group, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS

The Trust’s schedule of investments is as follows:

The FBR Funds
FBR Large Cap Financial Fund
Portfolio of Investments
January 31, 2005
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 87.2%
	Banks - Commercial — 26.1%
29,000	Comerica, Inc.	$1,677,940
4,500	Commerce Bancorp, Inc.	258,930
14,500	Hibernia Corp.	381,640
42,000	KeyCorp	1,403,640
36,500	North Fork Bankcorporation, Inc.	1,047,550
27,000	SunTrust Banks, Inc.	1,944,540
22,500	UnionBanCal Corp.	1,385,550

		8,099,790

	Banks - Money Centers — 11.8%
34,500	Bank of America Corp.	1,599,765
26,500	Citigroup, Inc.	1,299,825
14,000	Wachovia Corp.	767,900

		3,667,490

	Banks - Regional — 2.5%
4,500	Banknorth Group, Inc.	161,370
2,500	Huntington Bancshares, Inc.	57,425
16,000	National City Corp.	568,800

		787,595

	Financial Services — 23.0%
16,500	Capital One Financial Corp.	1,291,620
43,000	CIT Group, Inc.	1,735,910
8,000	Countrywide Financial Corp.	296,000
14,500	Fannie Mae (Federal National Mortgage)	936,410
13,000	Freddie Mac (Federal Home Loan Mortgage)	848,770
13,500	JP Morgan Chase & Co.	503,955
19,000	MBNA Corp.	505,020
7,000	Merrill Lynch & Co.	420,490
8,000	Morgan Stanley	447,680
1,500	The Goldman Sachs Group, Inc.	161,775

		7,147,630

	Insurance - Life — 0.6%
10,000	Conseco, Inc.*	190,500

	Insurance - Property/Casualty — 2.1%
14,000	PMI Group, Inc.	556,780
2,000	Radian Group, Inc.	95,880

		652,660

	Savings and Loans - Savings Banks — 21.1%
57,000	Astoria Financial Corp.	2,145,480
35,000	Golden West Financial Corp.	2,261,700
68,000	Sovereign Bancorp, Inc.	1,546,320
7,500	Washington Mutual, Inc.	302,625
7,000	Webster Financial Corp.	313,950

		6,570,075

	Total Common Stocks (Amortized Cost $20,891,893)	27,115,740

PAR

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 11.3%
$3,507,000	Freddie Mac Discount Note, 2.25%**, due 2/1/05 (Amortized Cost $3,507,000)	3,507,000

	Total Investments — 98.5% (Amortized Cost $24,398,893)	30,622,740
	Other Assets Less Liabilities — 1.5%	454,133

	Net Assets — 100.0%	$31,076,873

*	Non-income producing security
**	This issue shows the rate of discount at time of purchase.

See accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Small Cap Financial Fund
Portfolio of Investments
January 31, 2005
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 81.1%
	Banks - Commercial — 3.4%
465,000	Provident Financial Services, Inc.	$8,402,550
415,569	Taylor Capital Group, Inc.	13,560,016

		21,962,566

	Banks - Regional — 4.1%
897,895	Bank Mutual Corp.	10,846,571
39,012	Cheviot Financial Corp.	477,897
83,800	City Holding Co.	2,759,115
94,750	Hanmi Financial Corp.	3,366,468
505,100	NewAlliance Bancshares, Inc.	7,510,837
145,118	Partners Trust Financial Group, Inc.	1,584,689

		26,545,577

	Consumer Finance — 4.7%
326,000	AmeriCredit Corp.*	8,003,300
451,322	ASTA Funding, Inc.	11,535,790
487,000	Saxon Capital, Inc.	10,543,550

		30,082,640

	Insurance - Life — 1.4%
105,000	Ceres Group, Inc.*	551,250
96,000	StanCorp Financial Group, Inc.	8,160,000

		8,711,250

	REITs - Mortgage — 3.1%
100,000	Annaly Mortgage Management, Inc.	1,960,000
20,000	Anthracite Capital, Inc.	239,800
235,000	Anworth Mortgage Asset Corp.	2,340,600
272,500	Government Properties Trust, Inc.	2,542,425
146,800	Luminent Mortgage Capital, Inc.	1,633,884
303,300	MFA Mortgage Investments, Inc.	2,535,588
8,200	New York Mortgage Trust, Inc.	88,314
12,000	Redwood Trust, Inc.	679,920
292,000	Thornburg Mortgage, Inc.	8,132,200

		20,152,731

	Savings and Loans - Savings Banks - Central — 3.4%
222,300	Capitol Federal Financial	8,000,578
49,174	First Place Financial Corp.	1,018,885
138,143	HMN Financial, Inc.	4,524,183
138,900	MAF Bancorp, Inc.	6,133,824
81,200	TierOne Corp.	2,058,420

		21,735,890

	Savings and Loans - Savings Banks - East — 20.1%
275,896	Bancorp Rhode Island, Inc.	10,793,052	†
2,400	Berkshire Hills Bancorp, Inc.	84,840
390,054	Brookline Bancorp, Inc.	6,236,963
536,497	Dime Community Bancshares, Inc.	8,825,376
102,461	Flushing Financial Corp.	1,854,544
7,463	Harleysville Savings Financial Corp.	255,608
107,600	Hingham Institution for Savings	4,573,000	†
816,000	Hudson City Bancorp, Inc.	28,698,721
285,000	Independence Community Bank Corp.	11,200,500
132,940	MASSBANK Corp.	4,986,579
195,020	New York Community Bancorp, Inc.	3,477,207
29,933	Pamrapo Bancorp, Inc.	663,016
259,393	Parkvale Financial Corp.	7,618,372
118,232	PennFed Financial Services, Inc.	1,884,618
92,500	People’s Bank	3,425,275
687,875	Sovereign Bancorp, Inc.	15,642,283
90,523	TF Financial Corp.	2,872,747
87,678	WSFS Financial Corp.	5,012,551
354,362	Yardville National Bancorp	11,233,275

		129,338,527

	Savings and Loans - Savings Banks - South — 5.3%
652,833	BankUnited Financial Corp., Class A*	19,049,666
25,301	FFLC Bancorp, Inc.	1,037,341
742,172	Franklin Bank Corp.*	13,106,758
49,600	Greenville First Bancshares, Inc.*	992,000

		34,185,765

	Savings and Loans - Savings Banks - West — 35.6%
434,376	Banner Corp.	12,848,842
1,151,116	Commercial Capital Bancorp, Inc.	22,895,697
469,300	Downey Financial Corp.	29,941,340
106,319	First PacTrust Bancorp, Inc.	2,770,779
717,100	FirstFed Financial Corp.*	38,149,721
13,000	Harrington West Financial Group, Inc.	235,300
353,553	ITLA Capital Corp.*	19,636,334	†
238,050	Pacific Premier Bancorp, Inc.*	2,885,166
445,000	PFF Bancorp, Inc.	19,108,300
670,000	Sterling Financial Corp.*	25,125,000
1,149,600	Washington Federal, Inc.	29,947,080
548,600	Westcorp	24,999,702

		228,543,261

	Total Common Stocks (Amortized Cost $377,193,514)	521,258,207

PAR

	REPURCHASE AGREEMENTS — 18.9%
$121,223,000	With Mizuho Securities, Inc. dated 1/31/05 at 2.4% to be repurchased at $121,231,082 on 2/1/05, collateralized by U.S. Treasury Bonds, 6.0% due 2/15/26, value $19,360,993; U.S. Treasury Bonds, 9.25% due 2/15/16, value $30,261,865; U.S. Treasury Bill, 2.745% due 7/14/05, value $74,206,770 (Amortized Cost $121,223,000)	121,223,000

	Total Investments — 100.0% (Amortized Cost $498,416,514)	642,481,207
	Other Assets Less Liabilities — N.M.	56,032

	Net Assets — 100.0%	$642,537,239

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)
N.M.	Not meaningful

See accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Small Cap Fund
Portfolio of Investments
January 31, 2005
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 76.9%
	Beverages — 0.9%
170,800	Coca-Cola Bottling Co.	$9,148,048

	Biotechnology and Drugs — 0.8%
542,000	Bradley Pharmaceuticals, Inc.*	7,799,380

	Capital Goods-Miscellaneous — 2.4%
614,800	Briggs & Stratton Corp.	23,848,092

	Casinos and Gaming — 18.2%
1,595,324	Alliance Gaming Corp.*	15,905,380
380,100	Argosy Gaming Co.*	17,556,819
61,650	Equus Gaming Company L.P.*	80,145
129,500	Florida Gaming Corp.*	4,260,550
20,000	International Game Technology	626,000
125,000	Isle of Capri Casinos, Inc.*	3,177,500
515,500	Monarch Casino & Resort, Inc.*	15,609,340	†
1,348,084	Penn National Gaming, Inc.*	88,420,830
894,353	Pinnacle Entertainment, Inc.*	16,143,072
157,500	Shuffle Master, Inc.*	4,586,400
250,000	Station Casinos, Inc.	15,375,000

		181,741,036

	Communication Services — 6.1%
3,100,000	American Tower Corp., Class A*	56,172,000
10,700	Outdoor Channel Holdings, Inc.*	156,209
74,650	SpectraSite, Inc.*	4,374,490

		60,702,699

	Computer Peripherals — 0.2%
118,500	Metrologic Instruments, Inc.*	2,428,658

	Construction Services — 4.0%
425,000	D.R. Horton, Inc.	16,906,500
300,000	Toll Brothers, Inc.*	23,421,000

		40,327,500

	Construction-Supplies and Fixtures — 2.1%
316,380	American Woodmark Corp.	13,123,442
217,942	Simpson Manufacturing Company, Inc.	7,824,118

		20,947,560

	Consumer Financial Services — 2.1%
873,000	AmeriCredit Corp.*	21,432,150

	Electric Utilities — 1.9%
1,316,400	The AES Corp.*	18,495,420

	Insurance-Life — N.M.
3,007	Independence Holding Co.	60,230

	Insurance-Miscellaneous — 1.5%
25,000	Brown & Brown, Inc.	1,081,500
393,500	Hilb, Rogal, and Hobbs Co.	13,992,860

		15,074,360

	Insurance-Mortgage Insurance — 0.2%
33,600	Triad Guaranty, Inc.*	1,818,096

	Insurance-Property and Casualty — 17.4%
523,000	Allmerica Financial Corp.*	17,075,950
80	Berkshire Hathaway, Inc., Class B*	239,529
85,000	Fairfax Financial Holdings Ltd.	14,263,000
255,400	Markel Corp.*	87,091,400
300,000	Montpelier Re Holdings Ltd.	11,235,000
275,000	PartnerRe Ltd.	17,426,750
700,000	Platinum Underwriters Holdings Ltd.	20,671,000
300,000	PMA Capital Corp., Class A*	3,039,000
75,000	ProAssurance Corp.*	2,868,750

		173,910,379

	Insurance-Title Insurance — 0.2%
61,000	Investors Title Co.	2,226,500

	Motion Pictures — 0.1%
40,000	Regal Entertainment Group	796,000

	Office Equipment — 1.9%
542,700	Global Imaging Systems, Inc.*	19,423,233

	Oil and Gas Operations — 3.8%
510,100	Kaneb Services LLC	21,913,896
358,919	MarkWest Hydrocarbon, Inc.	6,876,888
211,800	Penn Virginia Corp.	8,971,848

		37,762,632

	Personal Services — 0.1%
200,000	Service Corporation International*	1,380,000

	Recreational Activities — 0.8%
603,800	Dover Motorsports, Inc.	3,634,876
60,000	International Speedway Corp., Class A	3,295,200
19,000	International Speedway Corp., Class B	1,040,250

		7,970,326

	Regional Banks — 0.1%
14,000	Corus Bankshares, Inc.	702,800

	Retail-Apparel — 1.2%
412,500	Aeropostale, Inc.*	11,463,375

	Retail-Specialty — 10.1%
1,898,300	99 Cents Only Stores*	28,474,500
150,000	Advance Auto Parts, Inc.*	6,465,000
1,500,000	CarMax, Inc.*	43,395,000
800,000	Dollar Tree Stores, Inc.*	21,784,000
22,165	O’Reilly Automotive, Inc.*	1,013,605

		101,132,105

	Software and Programming — 0.1%
16,000	MICROS Systems, Inc.*	1,118,400

	Transportation Services — 0.7%
374,900	Dynamex, Inc.*	6,785,690

	Total Common Stocks (Amortized Cost $536,169,320)	768,494,669

PAR		RATE		MATURITY

	U.S. GOVERNMENT AGENCY OBLIGATION — 2.0%
$20,000,000	Student Loan Marketing Association (Amortized Cost $20,113,359)	2.25%		12/15/32	19,942,400

	SHORT-TERM INVESTMENTS — 21.2%
	Commercial Paper — 13.5%
24,500,000	General Electric Capital Corp.	2.44	**	3/15/2005	24,430,257
15,000,000	The Hertz Corp.	2.57	**	2/9/2005	14,991,433
15,000,000	Lockhart Funding LLC	2.53	**	3/10/2005	14,960,996
25,000,000	Lockhart Funding LLC	2.59	**	4/5/2005	24,886,688
8,500,000	National Grid Transco PLC	2.41	**	2/7/2005	8,496,586
20,000,000	Prudential Funding LLC	2.34	**	3/1/2005	19,963,600
11,500,000	Sunbelt Funding Corp.	2.37	**	2/22/2005	11,484,101
16,000,000	UBS Financial Services, Inc.	2.4	**	3/7/2005	15,963,733

	Total Commercial Paper (Amortized Cost $135,177,394)				135,177,394

	U.S. Government Agency Obligation — 1.5%
15,000,000	Federal National Mortgage Association, Discount Note (Amortized Cost $14,916,800)	2.56	**	4/20/05	14,919,075

	Repurchase Agreements — 6.2%
61,636,000	With Mizuho Securities, Inc. dated 1/31/05 at 2.4% to be repurchased at $61,640,109 on 2/1/05, collateralized by U.S. Treasury Bonds, 6.0% due 2/15/26, value $9,844,124; U.S. Treasury Bonds, 9.25% due 2/15/16, value $15,386,687; U.S. Treasury Bill, 2.745% due 7/14/05, value $37,730,533 (Amortized Cost $61,636,000)				61,636,000

	Total Short-Term Investments (Amortized Cost $211,730,194)				211,732,469

	Total Investments — 100.1% (Amortized Cost $768,012,873)				1,000,169,538
	Liabilities Less Other Assets — (0.1%)				(1,082,277)

	Net Assets — 100.0%				$999,087,261

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)
**	This issue shows the rate of discount at time of purchase.
N.M.	Not Meaningful

See accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Large Cap Technology Fund
Portfolio of Investments
January 31, 2005
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 97.9%
	Audio and Video Equipment — 4.1%
7,575	Sony Corp. ADR	$280,427

	Biotechnology and Drugs — 9.8%
1,100	AmerisourceBergen Corp.	64,108
1,150	Barr Pharmaceuticals, Inc.*	54,683
3,000	Mylan Laboratories, Inc.	49,890
2,875	Novartis AG ADR	137,655
14,300	Schering-Plough Corp.	265,408
6,075	Serono S.A. ADR	93,798

		665,542

	Communications Equipment — 12.0%
3,800	Cisco Systems, Inc.*	68,552
2,050	Comverse Technology, Inc.*	45,818
19,100	Motorola, Inc.	300,633
19,525	Nokia Oyj ADR	298,342
2,100	Scientific-Atlanta, Inc.	63,651
6,450	Tellabs, Inc.*	45,924

		822,920

	Communications Services — 4.0%
11,375	SBC Communications, Inc.	270,270

	Computer Hardware — 5.8%
1,800	Apple Computer, Inc.*	138,420
755	International Business Machines Corp.	70,532
43,200	Sun Microsystems, Inc.*	188,352

		397,304

	Computer Peripherals — 7.8%
5,300	Canon, Inc. ADR	278,674
12,700	Hewlett-Packard Co.	248,793

		527,467

	Computer Services — 1.0%
1,900	NCR Corp.*	64,942

	Computer Storage Devices — 5.7%
19,975	EMC Corp.*	261,672
1,775	SanDisk Corp.*	43,843
4,800	Seagate Technology	81,216

		386,731

	Electronic Instruments and Controls — 11.0%
4,100	Advantest Corp. ADR	85,772
6,015	Agilent Technologies, Inc.*	132,991
2,225	American Power Conversion Corp.	47,326
4,900	AU Optronics Corp. ADR	75,803
3,250	Jabil Circuit, Inc.*	76,603
3,100	LG.Philips LCD Company, Ltd. ADR*	66,960
4,300	Molex, Inc.	123,496
8,100	Solectron Corp.*	40,257
1,400	TDK Corp. ADR	97,720

		746,928

	Photography — 1.5%
3,000	Eastman Kodak Co.	99,270

	Retail-Catalog and Mail Order — 0.7%
850	CDW Corp.	49,725

	Scientific and Technical Instruments — 0.7%
2,250	Applera Corp. - Applied Biosystems Group	45,113

	Semiconductors — 29.6%
5,400	Advanced Micro Devices, Inc.*	85,320
3,500	Analog Devices, Inc.	125,615
18,150	Applied Materials, Inc.*	288,584
4,800	Flextronics International, Ltd.*	67,920
2,467	Freescale Semiconductor, Inc. Class B*	43,098
11,900	Infineon Technologies AG ADR*	110,313
12,550	Intel Corp.	281,747
2,000	KLA-Tencor Corp.*	92,500
2,000	Kyocera Corp. ADR	144,680
1,450	Lam Research Corp.*	38,802
10,550	Micron Technology, Inc.*	109,826
4,100	National Semiconductor Corp.	69,413
1,850	Novellus Systems, Inc.*	48,378
1,775	NVIDIA Corp.*	40,683
11,600	STMicroelectronics N.V.	194,068
11,950	Texas Instruments, Inc.	277,359

		2,018,306

	Software and Programming — 4.2%
2,600	Check Point Software Technologies Ltd.*	63,128
800	Electronic Arts, Inc.*	51,472
4,275	Microsoft Corp.	112,347
6,600	Siebel Systems, Inc.*	57,486

		284,433

	Total Common Stocks (Amortized Cost $6,335,302)	6,659,378

PAR

	REPURCHASE AGREEMENTS — 1.2%
$81,000	With Mizuho Securities, Inc. dated 1/31/05 at 2.4% to be repurchased at $81,005 on 2/1/05, collateralized by U.S. Treasury Bonds, 6.0% due 2/15/26, value $12,937; U.S. Treasury Bonds, 9.25% due 2/15/16, value $20,221; U.S. Treasury Bill, 2.745% due 7/14/05, value $49,584 (Amortized Cost $81,000)	81,000

	Total Investments — 99.1% (Amortized Cost $6,416,302)	6,740,378
	Other Assets Less Liabilities — 0.9%	59,754

	Net Assets — 100.0%	$6,800,132

*	Non-income producing security
ADR	American Depository Receipts

See accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Small Cap Technology Fund
Portfolio of Investments
January 31, 2005
(unaudited)

SHARES		VALUE

	COMMON STOCKS — 97.9%
	Auto and Truck Parts — 2.0%
1,000	Gentex Corp.	$33,830

	Biotechnology and Drugs — 8.0%
1,600	Abaxis, Inc.*	21,696
1,800	Angiotech Pharmaceuticals, Inc.*	30,564
2,100	Array BioPharma, Inc.*	18,648
2,600	Geron Corp.*	21,086
800	Martek Biosciences Corp.*	42,256

		134,250

	Broadcasting and Cable TV — 0.4%
600	Sirius Satellite Radio, Inc.*	3,972
75	XM Satellite Radio Holdings, Inc.*	2,393

		6,365

	Chemical Manufacturing — 1.1%
625	Cabot Microelectronics Corp.*	19,019

	Communications Equipment — 4.9%
700	Brightpoint, Inc.*	12,537
1,000	Extreme Networks, Inc.*	6,400
2,000	Foundry Networks, Inc.*	20,560
400	NETGEAR, Inc.*	6,016
1,700	Polycom, Inc.*	29,376
100	Research In Motion Ltd.	7,129

		82,018

	Computer Hardware — 3.9%
1,225	Ingram Micro, Inc., Class A*	22,638
100	Neoware Systems, Inc.*	893
600	palmOne, Inc.*	15,525
625	Tech Data Corp.*	26,269

		65,325

	Computer Networks — 4.6%
1,830	Intergraph Corp.*	54,369
4,100	Novell, Inc.*	23,657

		78,026

	Computer Peripherals — 3.5%
1,300	Creative Technology Ltd.	17,836
1,250	Metrologic Instruments, Inc.*	25,619
900	Symbol Technologies, Inc.	16,470

		59,925

	Computer Storage Devices — 1.7%
900	Storage Technology Corp.*	28,341

	E-Commerce — 2.5%
100	Ctrip.com International Ltd.*	4,120
1,500	GSI Commerce, Inc.*	20,955
325	Overstock.com*	16,955

		42,030

	Electronic Instruments and Controls — 6.1%
875	Benchmark Electronics, Inc.*	27,974
950	Keithley Instruments, Inc.	16,207
700	Park Electrochemical Corp.	13,685
2,675	Power-One, Inc.*	19,875
1,400	Technitrol, Inc.*	24,836

		102,577

	Medical Equipment and Supplies — 13.6%
800	Atrion Corp.	36,296
200	Conor Medsystems, Inc.*	3,032
1,300	CTI Molecular Imaging, Inc.*	19,149
1,000	Kensey Nash Corp.*	32,290
800	NuVasive, Inc.*	10,192
12,000	Orthovita, Inc.*	45,960
1,975	Wright Medical Group, Inc.*	54,214
900	ZOLL Medical Corp.*	29,340

		230,473

	Motion Pictures — 0.5%
100	Pixar*	8,717

	Semiconductors — 18.9%
2,250	Actel Corp.*	38,047
3,390	Cirrus Logic, Inc.*	15,560
900	Coherent, Inc.*	27,000
300	Cree, Inc.*	7,209
4,300	ESS Technology, Inc.*	26,015
1,800	Exar Corp.*	25,866
1,300	FormFactor, Inc.*	29,601
1,050	Genesis Microchip, Inc.*	13,335
3,600	Integrated Silicon Solution, Inc.*	23,472
4,600	LSI Logic Corp.*	28,106
2,100	Mykrolis Corp.*	27,699
950	Power Integrations, Inc.*	17,385
1,200	Semtech Corp.*	22,056
1,150	Standard Microsystems Corp.*	18,228

		319,579

	Software and Programming — 26.2%
2,400	Activision, Inc.*	54,240
2,250	Ascential Software Corp.*	32,198
500	Citrix Systems, Inc.*	10,725
3,500	Compuware Corp.*	24,150
350	Electronic Arts, Inc.*	22,519
1,400	FileNet Corp.*	31,290
5,200	Informatica Corp.*	40,248
1,400	Internet Security Systems, Inc.*	31,290
1,300	Lawson Software, Inc.*	8,515
1,225	Manhattan Associates, Inc.*	26,889
3,400	NetIQ Corp.*	39,984
1,400	Red Hat, Inc.*	15,190
2,805	Sybase, Inc.*	54,612
300	Symantec Corp.	7,005
600	Take-Two Interactive Software, Inc.*	21,150
1,000	THQ, Inc.*	22,250

		442,255

	Total Common Stocks (Amortized Cost $1,626,985)	1,652,730

PAR

	REPURCHASE AGREEMENTS — 5.2%
$88,000	With Mizuho Securities, Inc. dated 1/31/05 at 2.4% to be repurchased at $88,006 on 2/1/05, collateralized by U.S. Treasury Bonds, 6.0% due 2/15/26, value $14,055; U.S. Treasury Bonds, 9.25% due 2/15/16, value $21,968; U.S. Treasury Bill, 2.745% due 7/14/05, value $53,869 (Amortized Cost $88,000)	88,000

	Total Investments — 103.1% (Amortized Cost $1,714,985)	1,740,730
	Liabilities Less Other Assets — (3.1%)	(52,077)

	Net Assets — 100.0%	$1,688,653

*	Non-income producing security

The FBR Funds
FBR Gas Utility Index Fund
Portfolio of Investments
January 31, 2005
(unaudited)

			PERCENT OF
SHARES		VALUE	NET ASSETS

	COMMON STOCKS — 99.44%
454,000	Duke Energy Corp.	$12,162,659	5.04%
238,100	Enbridge, Inc.	12,059,764	5.00
134,150	E.ON AG ADR	11,991,668	4.97
244,200	National Grid Transco PLC ADR	11,990,219	4.97
491,900	TransCanada Corp.	11,781,004	4.88
321,575	PG&E Corp.*	11,255,124	4.66
259,050	KeySpan Corp.	10,224,703	4.24
136,150	Dominion Resources, Inc.	9,446,086	3.91
397,750	NiSource, Inc.	9,108,475	3.77
711,750	El Paso Corp.	7,736,723	3.21
133,200	Public Service Enterprise Group, Inc.	7,026,300	2.91
397,400	The Williams Companies, Inc.	6,680,294	2.77
171,500	AGL Resources, Inc.	5,942,475	2.46
213,650	Atmos Energy Corp.	5,918,105	2.45
115,600	Questar Corp.	5,872,480	2.43
245,083	Southern Union Co.*	5,715,336	2.37
204,400	Piedmont Natural Gas Co., Inc.	4,748,212	1.97
104,575	Consolidated Edison, Inc.	4,587,705	1.90
153,100	ONEOK, Inc.	4,240,870	1.76
112,850	Nicor, Inc.	4,166,422	1.73
92,050	Exelon Corp.	4,073,213	1.69
127,300	WGL Holdings, Inc.	3,864,828	1.60
137,000	National Fuel Gas Co.	3,863,400	1.60
88,150	Peoples Energy Corp.	3,775,465	1.56
64,650	Equitable Resources, Inc.	3,687,636	1.53
304,800	CenterPoint Energy, Inc.	3,429,000	1.42
129,300	Energy East Corp.	3,387,660	1.40
71,775	DTE Energy Co.	3,144,463	1.30
112,925	Vectren Corp.	3,117,859	1.29
69,750	Cinergy Corp.	2,810,228	1.16
62,750	New Jersey Resources Corp.	2,751,588	1.14
46,125	Energen Corp.	2,704,770	1.12
76,550	Northwest Natural Gas Co.	2,598,873	1.08
73,300	American Electric Power Company, Inc.	2,583,825	1.07
98,950	Southwest Gas Corp.	2,510,362	1.04
44,975	Ameren Corp.	2,254,147	0.94
119,800	Xcel Energy, Inc.	2,179,162	0.90
33,080	South Jersey Industries, Inc.	1,763,164	0.73
72,800	Puget Energy, Inc.	1,748,656	0.72
34,475	Constellation Energy Group, Inc.	1,723,750	0.72
63,500	MDU Resources Group, Inc.	1,697,990	0.71
55,850	The Laclede Group, Inc.	1,692,255	0.70
38,375	UGI Corp.	1,599,086	0.66
43,150	Wisconsin Energy Corp.	1,474,867	0.61
120,000	CMS Energy Corp.*	1,263,600	0.53
19,925	Southwestern Energy Co.*	1,022,153	0.43
16,625	NSTAR	935,655	0.39
29,200	Alliant Energy Corp.	803,000	0.33
26,977	NorthWestern Corp.*	765,068	0.32
196,750	Aquila, Inc.*	727,975	0.30
26,925	PNM Resources, Inc.	679,318	0.28
35,875	Northeast Utilities	670,863	0.28
12,580	WPS Resources Corp.	642,838	0.27
21,486	EnergySouth, Inc.	620,086	0.26
36,475	TECO Energy, Inc.	583,965	0.24
13,919	MGE Energy, Inc.	499,831	0.21
9,125	PPL Corp.	492,750	0.20
27,450	Avista Corp.	485,042	0.20
77,175	SEMCO Energy, Inc.	421,376	0.17
8,450	CH Energy Group, Inc.	399,685	0.17
16,241	Pepco Holdings, Inc.	354,866	0.15
5,050	Entergy Corp.	351,076	0.15
12,540	Chesapeake Utilities Corp.	328,548	0.14
9,345	Delta Natural Gas Company, Inc.	252,222	0.10
12,450	Allegheny Energy, Inc.*	240,783	0.10
5,075	RGC Resources, Inc.	134,335	0.06
10,950	Sierra Pacific Resources*	107,748	0.04
4,575	Energy West, Inc.*	30,287	0.01
500	ALLETE, Inc.	20,685	0.01
1,275	Corning Natural Gas Corp.	14,663	0.01

	Total Common Stocks (Amortized Cost $142,116,360)	239,939,289	99.44

PAR

$1,243,000	REPURCHASE AGREEMENTS — 0.52%
	With Mizuho Securities, Inc. dated 1/31/05 at 2.4% to be repurchased at $1,243,083 on 2/1/05, collateralized by U.S. Treasury Bonds, 6.0% due 2/15/26, value $198,524; U.S. Treasury Bonds, 9.25% due 2/15/16, value $310,300; U.S. Treasury Bill, 2.745% due 7/14/05, value $760,904 (Amortized Cost $1,243,000)	1,243,000	0.52

	Total Investments (Amortized Cost $143,359,360)	241,182,289	99.96
	Other Assets Less Liabilities	107,509	0.04

	Net Assets	$241,289,798	100.00%

* Non-income producing security
ADR Amercian Depository Receipt

See accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Fund for Government Investors
Portfolio of Investments
January 31, 2005
(unaudited)

				MATURITY
PAR		RATE		DATE	VALUE

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 99.0%
$10,000,000	Farmer Mac Discount Note	2.5	*	4/6/05	$9,955,556
15,000,000	Federal Home Loan Bank Discount Bond	1.4	*	2/25/05	14,998,634
5,000,000	Federal Home Loan Bank Discount Bond	1.5	*	5/9/05	4,985,582
20,000,000	Federal Home Loan Bank Discount Note	2.4	*	2/18/05	19,978,278
5,400,000	Federal Home Loan Bank Discount Note	2.4	*	2/23/05	5,392,410
20,000,000	Federal Home Loan Bank Discount Note	2.38	*	3/18/05	19,940,500
10,000,000	Federal Home Loan Bank Discount Note	2.4	*	3/28/05	9,963,333
20,000,000	Federal Home Loan Bank Discount Note	2.5	*	4/13/05	19,901,389
40,000,000	Federal Home Loan Bank Step Bond	1.7	^	2/28/05	40,000,000
40,000,000	Federal Home Loan Bank Step Bond	1.45	^	4/4/05	40,000,000
25,000,000	Federal Home Loan Bank Step Bond	2.25	^	11/18/05	25,000,000
8,555,000	Federal Home Loan Bank Step Bond	2.5	^	12/30/05	8,549,582
30,000,000	Federal Home Loan Bank Step Bond	2.75	^	1/20/06	30,000,000
15,000,000	Federal Home Loan Bank Variable Bond**	1.3		4/26/05	15,000,000
10,000,000	Fannie Mae	1.375		2/11/05	9,997,181
2,000,000	Fannie Mae	1.375		2/18/05	1,999,060

	Total Investments - 99.0% (Amortized Cost $275,661,505)†				275,661,505
	Other Assets Less Liabilities - 1.0%				2,722,975

	Net Assets - 100.0%				$278,384,480

*	These issues show the rate of discount at time of purchase.
^	Stepped coupon is a security with a predetermined schedule of interest or dividend rate changes.
**	Indexed Security - The rates of interest earned on this security are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rate is as of January 31, 2005.
†	Same cost is used for Federal income tax purposes.

Weighted Average Maturity of Portfolio: 42 Days

See accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Maryland Tax-Free Portfolio
Portfolio of Investments
January 31, 2005
(unaudited)

PAR		RATING[2]	RATE		MATURITY DATE		VALUE

$95,000	Anne Arundel County GO	AA+	4.125%		3/1/19		$96,598
1,230,000	Anne Arundel County PCR Baltimore Gas and Electric Co. Project	BBB+	6.0		4/1/24		1,268,647
500,000	Anne Arundel County Solid Waste Project GO	AA+	5.5		9/1/15		524,830
725,000	Anne Arundel County Water and Sewer GO	AA+	6.2		8/1/05	[1]	747,083
335,000	Baltimore County GO	AAA	5.0		6/1/19		363,787
1,000,000	Baltimore, MD Public Improvement, Series A	AAA	5.5		10/15/06	[1]	1,073,130
500,000	Baltimore, MD GO, Series C	AAA	5.5		10/15/15		586,145
100,000	Baltimore, MD School Board Commissioners, Series A	AA+	5.0		5/1/18		108,937
700,000	Baltimore, MD Metropolitan District GO	AAA	5.5		6/1/06	[1]	736,841
400,000	Baltimore, MD Port Facility Revenue	AA-	6.5		12/1/10		416,448
500,000	Baltimore, MD Wastewater Project, Series A	AAA	6.0		7/1/15		599,555
500,000	Baltimore, MD Wastewater Project, Series A	AAA	5.125		7/1/42		525,275
300,000	Frederick County Public Facilities GO	AA	5.25		7/1/17		326,679
500,000	Howard County Public Improvement GO	AAA	5.5		2/15/08	[1]	548,035
500,000	Howard County Housing Opportunity MFH Development	Baa1*	4.9		7/1/24		508,530
	Maryland State Community Development Administration
	Department of Housing and Community Development
500,000	Residential Series B	Aa2*	5.15		3/1/08		518,975
500,000	SFH Series 2	Aa2*	5.0		4/1/17		512,210
360,000	Residential Series E	Aa2*	5.7		9/1/17		376,967
250,000	MFH Insured Mortgage Loan Series B	Aa2*	5.5		5/15/21		261,567
275,000	Infrastructure Series A	Aaa*	5.0		6/1/21		292,842
115,000	MFH Insured Mortgage Loan Series A	Aa2*	5.3		5/15/22		120,288
250,000	Residential Series B	Aa2*	5.375		9/1/22		256,215
160,000	Series A	Aa2*	4.85		7/1/24		161,840
10,000	Maryland Industrial Development Revenue, Series 1-11	A-	7.125		7/1/06		10,035
	Maryland Stadium Authority
1,000,000	Convention Center Expansion	AAA	5.875		12/15/13		1,024,510
500,000	Ocean City Convention Center	AA+	5.375		12/15/15		518,050
500,000	Sports Lease Revenue	AAA	5.55		3/1/13		520,975
	Maryland State Economic Development
750,000	Department of Transportation Headquarters	AA+	5.375		6/1/19		841,005
500,000	Morgan State University, Series A	Baa3*	6.0		7/1/22		524,135
350,000	University of Maryland, Series A	Baa3*	5.75		10/1/33		367,993
	Maryland State Health and Higher Education
400,000	Board of Child Care	A	4.75		7/1/14		423,272
500,000	Frederick Memorial Hospital	AAA	5.25		7/1/13		557,475
500,000	Good Samaritan Hospital	NR	5.7		7/1/09		547,100
250,000	Greater Baltimore Medical Center	A+	5.0		7/1/20		258,290
250,000	Hebrew Home of Greater Washington	BBB+	5.6		1/1/20		264,192
1,000,000	Hebrew Home of Greater Washington	BBB+	5.8		1/1/32		1,061,800
1,030,000	Helix Health	AAA	5.0		7/1/27		1,127,088
900,000	Johns Hopkins	AA-	5.0		5/15/26		928,305
500,000	Johns Hopkins	AA-	5.125		11/15/34		523,910
1,000,000	Johns Hopkins	AA	6.0		7/1/09	[1]	1,143,430
250,000	Kennedy Krieger Issue	Baa2*	4.875		7/1/18		256,847
500,000	Kennedy Krieger Issue	Baa2*	5.5		7/1/33		522,555
1,205,000	Loyola College	AAA	5.5		10/1/16		1,285,313
250,000	MedStar Health	BBB	4.375		8/15/13		254,725
250,000	MedStar Health	BBB	5.5		8/15/33		262,867
500,000	Sheppard Pratt, Series A	A-	5.25		7/1/35		517,850
500,000	Suburban Hospital, Series A	A	5.5		7/1/16		555,835
500,000	Maryland State Transportation Authority BWI Airport	AAA	5.25		3/1/12		549,490
1,000,000	Maryland Water Quality Financing
	Administration Revolving Loan Fund Revenue, Series A	AA	6.0		9/1/15		1,003,480
600,000	Montgomery County Economic Development Trinity Health Group	AA-	5.125		12/1/22		634,074
475,000	Montgomery County GO, Series A	AAA	5.0		5/1/09	[1]	523,360
500,000	Montgomery County GO, Series A	AAA	5.0		5/1/19		537,530
250,000	Montgomery County Housing Opportunities Commission MFH Revenue Housing Development, Series B	Aaa*	4.5		7/1/23		247,338
300,000	Morgan State University Academic Revenue, Series A	AAA	5.0		7/1/20		323,460
	North East Maryland Waste Disposal Authority Revenue
250,000	Montgomery County Resource Recovery Facility	A2*	6.0		7/1/06		260,773
250,000	Hartford County Resource Recovery Facility	AAA	5.25		3/15/14		268,058
100,000	Prince George’s County Construction Public Improvement	AAA	5.5		10/1/09		112,877
1,000,000	Prince George’s County GO, Series A	AAA	5.25		3/15/07	[1]	1,069,030
50,000	Prince George’s County SFH Mortgage Revenue FHLMC/FNMA/GNMA Collateral, Series A	AAA	5.55		12/1/33		51,684
1,250,000	Prince George’s County PCR Potomac Electric Project	A-	5.75		3/15/10		1,402,425
150,000	Puerto Rico Electric Power Authority, Capital Appreciation	A-	0	[3]	7/1/17		87,225
80,000	Puerto Rico Electric Power Authority Revenue	AAA	5.0		7/1/19		91,149
	Puerto Rico Public Buildings Authority Revenue
315,000	Government Facilities, Series G	A-	5.25		7/1/13		350,919
500,000	Government Facilities, Series A	A-	5.5		7/1/18		578,370
500,000	Puerto Rico Public Finance Corporation, Series A	AAA	5.0		8/1/11	[1]	555,805
	University of Maryland System Auxiliary Facility and Tuition Revenue
1,000,000	Series A	AA	5.6		4/1/06	[1]	1,048,480
250,000	Series A	AA	5.125		4/1/15		264,128
700,000	Series A	AA	5.6		4/1/05	[1]	718,039
265,000	Series A	AA	5.0		4/1/18		278,650
500,000	Washington DC Metropolitan Area Transportation Authority Revenue	AAA	6.0		7/1/10		576,010
1,000,000	Washington Surburban Sanitation District GO	AAA	5.0		6/1/23		1,059,300

	Total Investments - 98.4% (Amortized Cost $35,520,449)						37,820,633
	Other Assets Less Liabilities - 1.6%						630,722

	Net Assets - 100.0%						$38,451,355

[1]	Date represents pre-refunded date.
[2]	All ratings are Standard & Poor’s Rating Service (“Standard & Poor’s”), except for those which are identified by an asterick (*) are rated by Moody’s Investors Services (“Moody’s”).
[3]	Zero Coupon Bond
GO	General Obligation
MFH	Multi-Family Housing
NR	Not Rated
PCR	Pollution Control Revenue
SFH	Single Family Housing

See accompanying Notes to Portfolios of Investments

The FBR Funds
FBR Virginia Tax-Free Portfolio
Portfolio of Investments
January 31, 2005
(unaudited)

PAR		RATING[2]	RATE	MATURITY DATE		VALUE

$650,000	Albermarle County, VA IDA Martha Jefferson Hospital	A2*	5.25%	10/1/15		$ 709,065
500,000	Alexandria, VA Construction Public Improvement	AAA	5.75	6/15/10	[1]	573,540
115,000	Alexandria, VA Redevelopment and Housing Authority	A	5.5	1/1/29		116,038
350,000	Arlington County GO	AAA	5.25	2/1/12	[1]	393,715
350,000	Arlington County IDA MFH Arna Valley View Apartments	Aaa*	4.85	6/1/12		368,035
500,000	Arlington County IDA MFH Colonial Village Apartments	AAA	5.15	11/1/31		520,675
200,000	Chesterfield County IDA PCR	BBB+	5.875	6/1/17		223,292
50,000	Chesterfield County IDA Lease Revenue	AA+	4.75	11/1/16		52,683
650,000	Fairfax County IDA Revenue Inova Health System Hospitals	AA+	5.25	8/15/19		712,666
100,000	Fairfax County IDA Revenue Inova Health System Project	AAA	5.0	8/15/13		111,372
50,000	Fairfax County Sewer Revenue	AAA	5.875	7/15/06	[1]	53,539
800,000	Fairfax County Water Authority Revenue	AAA	5.8	1/1/16		905,448
400,000	Fairfax County Water Authority Revenue	AAA	5.0	4/1/16		425,412
630,000	Fairfax County Water Authority Revenue	AAA	6.0	4/1/22		685,503
705,000	Frederick County IDA Lease Revenue Government Complex Facilities	Aaa*	5.0	12/1/14		795,395
250,000	Fredericksburg, VA IDA Student Housing Revenue MWC Apartments Project	Baa2*	5.35	4/1/29		254,602
350,000	Halifax County IDA Hospital Revenue Halifax Regional Hospital, Inc.	A	5.0	9/1/11		379,956
300,000	Hampton Roads Regional Jail Authority, Series A	AAA	5.5	7/1/2006	[1]	319,056
1,000,000	Hanover County GO	AA	5.4	7/15/16		1,060,030
75,000	Henrico County, VA IDA Revenue Educational Facilities-Collegiate Schools	A-	5.1	10/15/29		77,311
250,000	Henrico County, VA Economic Development Authority Revenue Bon Secours Health Systems, Inc.	A-	5.6	11/15/30		264,672
500,000	Loudoun County GO, Series B	AA+	5.25	12/1/14		575,350
245,000	Metropolitan Washington DC Airport System, Series A	AAA	5.375	10/1/18		267,195
335,000	Metropolitan Washington DC Airport System, Series A	AAA	5.375	10/1/19		362,591
500,000	Montgomery County IDA, Series C	AAA	5.125	1/15/19		536,900
500,000	Newport News, VA GO	AA	5.75	1/15/07	[1]	541,765
500,000	Newport News, VA GO	AA	5.0	3/1/18		528,115
500,000	Norfolk, VA Water Revenue	AAA	5.75	11/1/12		522,700
500,000	Norfolk, VA Water Revenue	AAA	5.875	11/1/15		522,970
250,000	Portsmouth, VA Redevelopment and MFH Authority Revenue	AA-	6.05	12/1/08		255,000
500,000	Prince William County Water and Sewer System	AAA	5.5	7/1/19		553,470
215,000	Puerto Rico Commonwealth GO, Public Improvement, Series A	A-	5.0	7/1/33		222,450
400,000	Puerto Rico Electric Power Authority Revenue	AAA	5.0	7/1/19		455,744
1,000,000	Puerto Rico Public Buildings Authority Revenue Government Facilities, Series G	A-	5.25	7/1/13		1,114,030
250,000	Puerto Rico Public Finance Corporation Commonwealth, Series A	AAA	5.0	8/1/11	[1]	277,903
200,000	Richmond, VA Metropolitan Authority Expressway Revenue	AAA	5.25	7/15/17		230,484
1,000,000	Richmond, VA Public Utilities Revenue, Series A	AA-	5.25	1/15/18		1,066,360
500,000	Richmond, VA Refunding and Improvement GO, Series A	AAA	5.125	1/15/16		540,125
300,000	Roanoke, VA GO Public Improvement, Series B	AAA	5.0	10/1/11		329,133
1,000,000	Southeastern Public Servicing Authority, Series B	AAA	5.0	7/1/15		1,125,260
100,000	Spotsylvania County, VA Water and Sewer Revenue	AAA	5.0	6/1/30		103,724
580,000	Suffolk, VA Redevelopment and Housing Authority MFH Village Apartments, Series A	AAA	5.6	2/1/33		614,452
575,000	Upper Occoquan Sewer Authority Revenue, Series A	AAA	5.15	7/1/20		664,896
50,000	Virginia Beach, VA Development Authority Revenue General Hospital Project	AAA	5.125	2/15/18		56,540
1,075,000	Virginia Beach, VA Public Improvement GO	AA+	5.0	8/1/08	[1]	1,171,600
500,000	Virginia Beach, VA Public Improvement GO, Series B	AA+	5.0	5/1/20		555,645
50,000	Virginia Beach, VA Development Authority Revenue Town Center Project, Series A	AA	4.25	8/1/13		52,386
100,000	Virginia Beach, VA Development Authority Lease Revenue Social Services Facility	AAA	5.0	12/1/17		109,153
250,000	Virginia Commonwealth Transportation Revenue U.S. Route 58 Corridor Development	AA+	5.5	5/15/09	[1]	280,678
	Virginia Housing Development Authority Revenue Rental Housing
100,000	Series L	AAA	5.35	2/1/09		105,846
80,000	Series H	AAA	5.25	11/1/10		84,419
500,000	Series N	AAA	5.125	1/1/15		528,705
300,000	Virginia MFH Development Authority, Series G	AA+	5.0	11/1/13		314,196
500,000	Virginia Port Authority Commonwealth Revenue	AA+	5.9	7/1/16		526,235
350,000	Virginia Public School Authority Revenue, Series A	AA+	5.0	8/1/18		369,992
750,000	Virginia State GO	AAA	5.25	6/1/2009	[1]	828,563
350,000	Winchester, VA Public Improvement	AA	5.625	6/1/10	[1]	399,011

	Total Investments – 98.7% (Amortized Cost $24,114,447)					25,795,587
	Other Assets Less Liabilities - 1.3%					336,121

	Net Assets - 100.0%					$26,131,708

1	Date represents pre-refunded date.
2	All ratings are by Standard & Poor’s Rating Service (“Standard & Poor’s), except for those which are identified by an asterick (*) are rated by Moody’s Investors Services (“Moody’s).
GO	General Obligation
IDA	Industrial Development Authority
MFH	Multi-Family Housing
PCR	Pollution Control Revenue

See accompanying Notes to Portfolios of Investments

The FBR Funds
Notes to Portfolios of Investments
January 31, 2005 (Unaudited)

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. The securities of the Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio are valued on the basis of the mid-point of quoted bid and ask prices when market quotations are available. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Board of Trustees (the “Board”). Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board, are valued at fair value in good faith by, or at the direction of, the Board. The Board will review the method of valuations on a current basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Options — Each Fund, except Gas Utility Index Fund, Fund for Government Investors (“Money Market Fund”), Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio, may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying securities in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts reflect the extent of a Fund’s involvement in these financial instruments. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security at a price different from the current market value. A Fund’s activities in written options are conducted through regulated exchanges which do not result in counterparty credit risks. The Funds did not engage in options transactions during the period ended January 31, 2005.

Repurchase Agreements — The Large Cap Financial, Small Cap Financial, Small Cap, Large Cap Technology, Small Cap Technology and Gas Utility Index Funds (collectively the “Equity Funds”) have agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the Adviser considers creditworthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Securities Lending — With respect to the Equity Funds and the Money Market Fund, each may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The Funds had no securities on loan to brokers at January 31, 2005.

2.    FEDERAL TAX INFORMATION

As of January 31, 2005, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Financial Fund	$24,790,329	$6,056,539	$(224,128)	$5,832,411
Small Cap Financial Fund	498,898,156	151,941,953	(8,358,902)	143,583,051
Small Cap Fund	768,012,873	241,833,724	(9,677,059)	232,156,665
Large Cap Technology Fund	6,494,233	612,864	(366,719)	246,145
Small Cap Technology Fund	1,753,665	122,996	(135,931)	(12,935)
Gas Utility Index Fund	154,772,690	93,224,489	(6,814,890)	86,409,599
Fund for Government Investors	275,661,505	—	—	—
Maryland Tax-Free Portfolio	35,520,449	2,303,300	(3,116)	2,300,184
Virginia Tax-Free Portfolio	24,114,447	1,682,268	(1,128)	1,681,140

Item 2.     Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.     Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The FBR Funds

By (Signature and Title)*	/s/ Susan L. Silva	March 30, 2005

	Susan L. Silva	Date
Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	March 30, 2005

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/ Susan L. Silva	March 30, 2005

	Susan L. Silva	Date
Treasurer and Principal Financial Officer
The FBR Funds